EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS

NOTE 11 - EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains a section 401(k) employee savings and investment plan for substantially all employees and officers of the Bank. The Bank’s contribution to the plan is based on 100 percent matching of voluntary contributions up to 3 percent and 50 percent matching on the next 2 percent of individual compensation. Additionally, the Bank may contribute a discretionary amount each year. For each of the years of 2011, 2010 and 2009, the Board of Directors authorized an additional 1 percent, 1 percent and 2 percent, respectively, of each eligible employee’s compensation. Employee contributions are vested at all times, and Bank contributions are fully vested after five years. Contributions for 2011, 2010 and 2009 to this plan amounted to $221, $212 and $247, respectively.

Supplemental Retirement Plan

The Bank maintains a Salary Continuation Plan for the certain officers of the Bank to provide guaranteed consecutive postretirement payments totaling a predetermined amount over a ten or fifteen year period. Expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $169, $162 and $156, respectively, and are included as a component of salaries and employee benefits.

Stock Compensations Plans

The Company maintains stock compensation plans for key officers and non-employee directors.

In 2000, the Company approved two plans, a stock incentive plan for key officers and other employees of the Company and the Bank and a stock option plan to grant nonqualified stock options to nonemployee directors of the Company. These plans have expired for purposes of granting new options, however, there are still 26,914 fully vested options outstanding from these plans which will expire in future periods.

On April 22, 2010 the Company adopted the 2010 Equity Incentive Plan (the “Plan”). A total of 125,000 shares of either authorized and unissued shares or authorized shares issued by and subsequently reacquired by the Company shall be issuable under the Plan. The Plan shall terminate on the day preceding the tenth anniversary of the date of shareholder ratification. These awards may be made as incentive stock options, non-qualified stock options or restricted stock grants. Restrictions placed on awards are: 1) a maximum of 25%, or 31,250, of the shares may be issued to directors and 2) up to 25%, or 31,250, of the shares in the Plan may be awarded as restricted stock. Options are granted at no less than the fair value of the Company’s common stock on the date of grant.

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of shares	Exercise price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Stock options and restricted stock granted to directors vest over two years. Stock options and restricted stock granted to officers vest over five years. All stock options expire ten years after the grant. The weighted average period over which these expenses will be recognized is approximately five years for employees and two years for directors.

In accordance with GAAP, the Company began to expense the fair value of all share-based compensation over the requisite service periods. The fair value of both stock options and restricted stock are expensed on a straight-line basis. The Company classifies share-based compensation for employees within “salaries and employee benefits” and for directors within “other expense” on the Consolidated Statement of Income. Additionally, GAAP require the Company to report: 1) the expense associated with the grants as an adjustment to operating cash flows and 2) any benefits of realized tax deductions in excess of previously recognized tax benefits on compensation expense as a financing cash flow.

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6 years

As of December 31, 2011, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	Directors	Officers	Total
Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

For 2011, the Company recognized $102 of compensation expense for stock options granted on September 21, 2011 through the 2010 Plan. This expense was unmatched in 2010 and 2009 as all outstanding options prior to the 2011 grant were vested at January 1, 2006.

A tax benefit of $5 was recognized in 2011 and there was no such tax benefit in 2010 or 2009.

As of December 31, 2011, the following is unrecognized compensation expense (in thousands):

	Directors	Officers	Total
Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

A summary of the Company’s stock award activity for year ended December 31 is as follows:

	2011	Weighted- Average Exercise Price	2010	Weighted- Average Exercise Price
Stock options:
Outstanding, beginning of year	28,342	$35.18	66,782	$24.10
Granted	74,500	35.00	-	-
Exercised	(1,428)	34.00	(38,440)	15.93
Forfeited	-	-	-	-

Outstanding, end of year	101,414	$35.06	28,342	$35.18

Exercisable at year-end	26,914	$35.24	28,342	$35.18

	2011	Weighted- Average Grant Date Fair Value
Restricted stock awards:
Nonvested, beginning of year	-	$-
Granted	24,460	35.00
Vested	-	-
Forfeited	-	-

Nonvested, end of year	24,460	$35.00

Total intrinsic value of restricted shares granted		$819,410

The following table summarizes characteristics of stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Average Remaining Life	Average Exercise Price	Shares	Average Exercise Price

$32.55	2,000	1.85	$32.55	2,000	$32.55
$34.00	6,284	3.96	$34.00	6,284	$34.00
$35.00	74,500	9.73	$35.00	-	$-
$35.95	18,630	3.73	$35.95	18,630	$35.95

Total	101,414		Total	26,914